Capital Stock (Details 4)	12 Months Ended
	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2015 CAD ($) Share
Warrants
Balance, beginning of period | Share	941,969	59,775	0
Granted | Share	0	900,000	128,068
Exercised | Share	(41,969)	(17,806)	(68,293)
Balance, end of period | Share	900,000	941,969	59,775
Warrants exercisable, end of period | Share	900,000	941,969	59,775
Weighted average exercise price
Balance, beginning of period | $	$ 6.31	$ 2.2	$ 0
Granted | $	0	6.5	2.2
Exercised | $	(2.2)	(2.2)	(2.2)
Balance, end of period | $	6.5	6.31	2.2
Warrants exercisable, end of period | $	$ 6.50	$ 6.31	$ 2.20